COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8—COMMITMENTS AND CONTINGENCIES

Leases

The Company has entered into non-cancelable operating, office space, manufacturing facilities leases. Future minimum lease payments under all non-cancelable operating leases with an initial term in excess of one year as of December 31, 2015 are as follows:

Amount
(in thousands)
2016	$1,663
2017	303
2018	—
2019	—
2020	—
Thereafter	—
Total	$1,966

Rent expense for the years ended December 31, 2015, 2014 and 2013 was $1.6 million, $1.8 million, and $2.4 million, respectively.

India Department of Telecommunication Security and Supply Chain Standards

India’s Department of Telecommunications (“DOT”) requires equipment manufacturers to meet certain security and supply chain standards to the satisfaction of Indian authorities. The Company entered into these separate general security agreements with several customers in India which establish detailed security and supply chain standards covering products supplied to these telecommunication customers as required by the Indian authorities. These agreements contain significant penalty clauses in the event a security breach is detected related to product supplied by the Company. In May 2011, India's DOT provided a revised template for these agreements, but the Company has not executed the revised agreement with our customers. Prior to 2015, management was unable to estimate the likelihood of non-compliance or the financial impact of any such potential security breach on the Company's financial position, results of operations, or cash flows. As of December 31, 2014, the Company had not been charged with to any penalty liability related to these agreements. In 2014 and 2013, there was no revenue recognized in relation to contracts signed after the effective date of the agreements, as management did not believe it had met the criteria to recognize revenue because the Company did not have enough evidence to prove the security requirements as designated in the agreements were met and was unable to estimate the likelihood of non-compliance or the financial impact of any such potential security breach on the Company's financial position, results of operations, or cash flows. As of December 31, 2014, deferred revenue and deferred costs related to contracts covered by these security agreements were $11.7 million and $5.7 million, respectively. As of December 31, 2013, deferred revenue and deferred costs related to contracts covered by these security agreements were $10.2 million and $5.3 million, respectively.

In 2015, the Company reassessed the revenue recognition on these agreements and concluded the likelihood of DOT non-compliance is low. This assessment is based on several factors, including 1) decreasing activities under these customer contracts; 2) no reports or findings of any spyware or malware in the equipment supplied by the Company in the past 5 year period, which is approximately the estimated useful life of such kind of equipment; and 3) quality assurance reports about the reliability of our equipment. Hence, the Company considered it appropriate to recognize revenue. In 2015, the Company recognized $11.8 million revenues with $5.4 million cost of goods which including equipment revenue $5.6 million with $5.4 million cost of goods and equipment based service revenue $6.2 million with $0.01 million cost of goods. As of December 31, 2015, deferred revenue and deferred costs related to contracts with these customers covered by these security agreements were nil and nil, respectively.

Contractual obligations and commercial commitments

 Letters of credit:

The Company issues bid bond, commercial letters of credit or standby letters of credit primarily to support international sales activities outside of China and in support of purchase commitments. When the Company submits a bid for a sale, often the potential customer will require that the Company issue a bid bond or a standby letter of credit to demonstrate its commitment through the bid process. In addition, the Company may be required to issue standby letters of credit as guarantees for advance customer payments upon contract signing or performance guarantees. The standby letters of credit usually expire without being drawn by the beneficiary thereof. Finally, the Company may issue commercial letters of credit in support of purchase commitments. As of December 31, 2015, the Company’s outstanding letters of credit approximated $16.0 million. These balances are included in the balance of Short-term and Long-term restricted cash.

Purchase commitments

The Company is obligated to purchase raw materials and work-in-process inventory under various orders from various suppliers, all of which should be fulfilled without adverse consequences material to the Company’s operations or financial condition. At December 31, 2015, the Company had outstanding purchase commitments, including agreements that are non-cancelable and cancelable without penalty, approximating $32.5 million.

Intellectual property:

Certain sales contracts include provisions under which customers are to indemnified by the Company in the event of, among other things, a third party claim against the customer for intellectual property rights infringement related to the Company’s products. There are no limitations on the maximum potential future payments under these guarantees. The Company has not accrued any amounts in relation to these provisions as no such claims have been made and the Company believes it has valid enforceable rights to the intellectual property embedded in its products.

Uncertain Tax Positions

As of December 31, 2015, the Company had $22.7 million of gross unrecognized tax benefits, of which $6.0 million related to tax benefits that, if recognized, would impact the annual effective tax rate. The remaining $16.7 million gross unrecognized tax benefits, if recognized, would impact certain deferred tax assets.

Litigation

Governmental Investigations

In December 2005, the U.S. Embassy in Mongolia informed the Company that it had forwarded to the U.S. Department of Justice (the “DOJ”), allegations that an agent of the Company’s Mongolia joint venture had offered payments to a Mongolian government official in possible violation of the FCPA. The Company, through its Audit Committee, authorized an independent investigation into possible violations of the FCPA, and it has been in contact with the DOJ and the SEC regarding the investigation. The investigation identified possible FCPA violations in Mongolia, Southeast Asia, India, and China, as well as possible violations of U.S. immigration laws. The DOJ requested that the Company voluntarily produce documents related to the investigation, the SEC subpoenaed the Company for documents, and the Company received a Grand Jury Subpoena requiring the production of documents related to one aspect of the DOJ investigation, that is, travel the Company had sponsored. The Company has resolved the investigations with the DOJ and the SEC. On December 31, 2009, as part of the resolution of these investigations, the Company executed a consent pursuant to which, without admitting or denying the SEC’s allegations, it agreed to a judgment in favor of the SEC of $1.5 million, and agreed to certain reporting obligations for up to four years. The SEC approved that resolution. On April 14, 2010, the United States District Court for the Northern District of California entered a judgment incorporating the terms of that consent. On December 31, 2009, the Company entered into a non-prosecution agreement with the DOJ, pursuant to which the Company has paid an additional $1.5 million and agreed to undertake a three-year reporting obligation and to review and, where appropriate, strengthen the Company’s compliance, bookkeeping and internal controls standards and procedures. Under the non-prosecution agreement, subject to compliance with its terms, the DOJ has agreed not to criminally prosecute the Company for crimes (other than criminal tax violations) relating to certain travel arrangements it provided to customers in China. We submitted our first reports to the DOJ and SEC on May 1, 2010, our second reports to the DOJ and SEC on April 29, 2011 and our third reports to the DOJ and SEC on April 26, 2012. Our last reports submitted to the DOJ and the SEC were on May 1, 2013 and April 30, 2013, respectively.

 Other Litigation

The Company is a party to other litigation matters and claims that are normal in the course of operations, and while the results of such litigation matters and claims cannot be predicted with certainty, management of the Company believes that the final outcome of such matters will not have a material adverse impact on the Company’s financial position, results of operations or cash flows.